Moderna Collaboration and License Agreement - Schedule of Estimated Revenue Expected to be Recognized in The Future Related to Performance Obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Performance obligations:
Research and development		$ 35,301
Option rights	$ 41,250	41,250
Total performance obligations		$ 76,551